VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—3.8%
Health Care—3.8%
Exact Sciences Corp. 144A 2.000%, 3/1/30(1)	$2,216	$3,141
Total Convertible Bonds and Notes (Identified Cost $3,036)		3,141

Corporate Bonds and Notes—49.2%
Communication Services—12.6%
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	2,000	2,010
DISH Network Corp. 144A 11.750%, 11/15/27(1)	1,563	1,610
EchoStar Corp. 10.750%, 11/30/29	3,530	3,813
Getty Images, Inc.
144A 14.000%, 3/1/28(1)	1,239	1,174
144A 11.250%, 2/21/30(1)	2,174	1,958
		10,565

Energy—1.1%
Martin Midstream Partners LP 144A 11.500%, 2/15/28(1)	868	889
Financials—16.2%
Apollo Commercial Real Estate Finance, Inc. 144A 4.625%, 6/15/29(1)	2,317	2,298
Frontier Communications Holdings LLC
5.875%, 11/1/29	1,190	1,197
144A 6.000%, 1/15/30(1)	1,490	1,499
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	3,215	2,267
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	3,435	3,677
Permian Resources Operating LLC 144A 8.000%, 4/15/27(1)	851	852
SBL Holdings, Inc. 144A 6.500% (1)(2)(3)	2,087	1,723
		13,513

Industrials—6.8%
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	2,143	2,251
Conduent Business Services LLC 144A 6.000%, 11/1/29(1)	2,728	1,850
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(1)	1,694	1,574
		5,675

Information Technology—4.2%
ams-OSRAM AG RegS 10.500%, 3/30/29(4)	1,422 EUR	1,721
CoreWeave, Inc.
144A 9.250%, 6/1/30(1)	931	905
144A 9.000%, 2/1/31(1)	917	872
		3,498

	Par Value	Value

Materials—4.4%
Big River Steel LLC 144A 6.625%, 1/31/29(1)	$3,312	$3,305
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	414	414
		3,719

Real Estate—3.9%
Kennedy-Wilson, Inc.
4.750%, 2/1/30	1,559	1,549
5.000%, 3/1/31	1,720	1,716
		3,265

Total Corporate Bonds and Notes (Identified Cost $43,050)		41,124

Leveraged Loans—2.6%
Media / Telecom - Telecommunications—2.6%
Syniverse Holdings, Inc. (2 month Term SOFR + 7.000%) 10.700%, 5/13/27(5)	2,343	2,162
Total Leveraged Loans (Identified Cost $2,274)		2,162

	Shares
Closed-End Funds—1.2%
Equity Funds—1.2%
BlackRock MuniHoldings Fund, Inc.(6)	30,254	341
BlackRock MuniYield Quality Fund III, Inc.(6)	31,849	335
BlackRock MuniYield Quality Fund, Inc.(6)	30,091	330
		1,006

Total Closed-End Funds (Identified Cost $1,059)		1,006

Preferred Stock—1.3%
Financials—1.3%
DigitalBridge Group, Inc. Series I, 7.150%	65,208	1,060
Total Preferred Stock (Identified Cost $1,533)		1,060

Common Stocks—0.0%
Consumer Staples—0.0%
CN Healthy Food Tech Group Corp.(7)	976	5
Financials—0.0%
Acropolis Infrastructure(7)(8)	6,145	—
Total Common Stocks (Identified Cost $1)		5

Rights—0.0%
Financials—0.0%
Axiom Intelligence Acquisition Corp. 1, 10/20/30(7)	5,462	1
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Financials—continued
BEST SPAC I Acquisition Corp., 02/01/30(7)	1,561	$— (9)
Cal Redwood Acquisition Corp., 05/15/30(7)	4,693	1
Drugs Made In America Acquisition Corp., 10/15/29(7)	16,363	1
Emmis Acquisition Corp., 09/26/30(7)	5,587	1
GSR IV Acquisition Corp., 09/05/30(7)	2,953	6
Jackson Acquisition Co. II, 12/31/99(7)	15,635	1
Jena Acquisition Corp. II, 03/31/30(7)	12,488	2
K&F Growth Acquisition Corp. II, 08/29/31(7)	7,626	1
Lakeshore Acquisition III Corp., (7)	13,775	2
Mountain Lake Acquisition Corp., 12/31/26(7)	9,285	2
Oyster Enterprises II Acquisition Corp., 03/31/30(7)	7,821	1
Pantages Capital Acquisition Corp., 12/31/26(7)	12,570	2
Sizzle Acquisition Corp. II, (7)	7,834	1
Soulpower Acquisition Corp., 12/31/49(7)	9,205	2
Tavia Acquisition Corp., 11/26/29(7)	12,508	2
Thayer Ventures Acquisition Corp. II, 05/15/30(7)	782	— (9)
UY Scuti Acquisition Corp., 03/03/30(7)	11,082	1
Total Rights (Identified Cost $32)		27

Warrants—0.0%
Consumer Staples—0.0%
CN Healthy Food Tech Group Corp., 02/16/29(7)	4,884	— (9)
Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(7)(8)	1,000	—
AA Mission Acquisition Corp. II, 09/09/31(7)	10,733	2
Alchemy Investments Acquisition Corp. 1, 06/26/28(7)	3,082	1
Aldel Financial II, Inc., 10/10/29(7)	4,081	1
AltEnergy Acquisition Corp., 11/02/28(7)	243	— (9)
Archimedes Tech SPAC Partners II Co., 04/02/30(7)	4,562	2
Armada Acquisition Corp. II, 05/20/30(7)	2,752	2
Berto Acquisition Corp., 04/28/30(7)	1,177	— (9)
Blue Water Acquisition Corp. III, 12/31/26(7)	6,245	3
Cartesian Growth Corp. III, 03/06/30(7)	444	— (9)
Copley Acquisition Corp., 05/23/30(7)	1,893	— (9)
Dune Acquisition Corp. II, 06/12/30(7)	7,730	2
Fact II Acquisition Corp., 12/20/29(7)	770	— (9)
Galata Acquisition Corp. II, 09/18/30(7)	1,863	— (9)
Gesher Acquisition Corp. II, 03/12/30(7)	3,818	1
Goal Acquisitions Corp., 02/11/27(7)	10,907	— (9)
Gores Holdings X, Inc., 06/20/31(7)	3,998	2
Graf Global Corp., 08/07/29(7)	2,871	— (9)
Lightwave Acquisition Corp., 06/24/30(7)	45,466	11
New Providence Acquisition Corp. III, 04/24/30(7)	10,856	2
NewHold Investment Corp. III, 04/17/30(7)	3,464	2
Oxley Bridge Acquisition Ltd., 08/15/30(7)	3,132	1
Perimeter Acquisition Corp. I, 06/17/30(7)	2,335	1
Pioneer Acquisition I Corp., 06/17/30(7)	11,730	2
Republic Digital Acquisition Co., 10/31/31(7)	1,177	1
Roman DBDR Acquisition Corp. II, 02/03/30(7)	4,258	1
SIM Acquisition Corp. I, 08/28/29(7)	15,059	4
Stellar V Capital Corp., 03/24/30(7)	2,967	1
Target Global Acquisition I Corp., 12/31/27(7)	480	— (9)
Voyager Acquisition Corp., 05/16/31(7)	4,860	1
Wen Acquisition Corp., 05/15/31(7)	6,009	2
		45

	Shares	Value

Health Care—0.0%
Tevogen Bio Holdings, Inc., 11/04/26(7)	325	$— (9)
Information Technology—0.0%
iLearningEngines Holdings, Inc., 04/16/29(7)	992	—
LeddarTech Holdings, Inc., 12/21/28(7)	3,202	— (9)
		— (9)

Total Warrants (Identified Cost $61)		45

	Shares/Units
Special Purpose Acquisition Companies—34.1%
1RT Acquisition Corp.(7)	855	9
A Paradise Acquisition Corp.(7)	3,138	33
A Paradise Acquisition Corp. Class A(7)	36,054	367
AA Mission Acquisition Corp. II Class A(7)	41,466	416
Abony Acquisition Corp. I(7)	3,646	36
Activate Energy Acquisition Corp.(7)	11,018	110
Activate Energy Acquisition Corp. Class A(7)	7,293	72
Agriculture & Natural Solutions Acquisition Corp.(7)	80,091	903
AI Infrastructure Acquisition Corp.(7)	12,726	130
AI Infrastructure Acquisition Corp. Class A(7)	74,343	746
Aldabra 4 Liquidity Opportunity Vehicle, Inc.(7)	7,760	77
American Drive Acquisition Co.(7)	4,735	47
Andretti Acquisition Corp. II Class A(7)	18,282	195
Apex Treasury Corp.(7)	4,761	48
Apex Treasury Corp. Class A(7)	30,455	304
Archimedes Tech SPAC Partners II Co.(7)	17,316	180
Archimedes Tech SPAC Partners III Co.(7)	3,093	31
Armada Acquisition Corp. II Class A(7)	22,493	232
Axiom Intelligence Acquisition Corp. 1 Class A(7)	21,283	216
Bain Capital GSS Investment Corp.(7)	7,942	81
Berto Acquisition Corp.(7)	13,792	141
BEST SPAC I Acquisition Corp. Class A(7)	1,561	16
Bitcoin Infrastructure Acquisition Corp., Ltd.(7)	6,924	69
Black Hawk Acquisition Corp. Class A(7)	102,000	1,178
Blue Acquisition Corp.(7)	3,856	40
Blue Water Acquisition Corp. III Class A(7)	17,729	182
Blue Water Acquisition Corp. IV(7)	2,819	28
Blueport Acquisition Ltd. Class A(7)	3,129	31
Bluerock Acquisition Corp.(7)	7,821	78
BTC Development Corp.(7)	1,588	16
Cal Redwood Acquisition Corp. Class A(7)	31,005	315
Calisa Acquisition Corp.(7)	44,378	445
Calisa Acquisition Corp.(7)	502	5
Cambridge Acquisition Corp.(7)	5,940	59
Cantor Equity Partners I, Inc. Class A(7)	4,052	43
Cantor Equity Partners III, Inc. Class A(7)	1,570	16
Cantor Equity Partners V, Inc. Class A(7)	14,323	145
Cartesian Growth Corp. III Class A(7)	4,626	47
Centurion Acquisition Corp.(7)	4,271	46
ChampionsGate Acquisition Corp.(7)	1,871	19
Chenghe Acquisition III Co.(7)	8,782	89
Chenghe Acquisition III Co. Class A(7)	63	1
Churchill Capital Corp. IX(7)	26,654	285
Churchill Capital Corp. XI(7)	1,578	16
Cohen Circle Acquisition Corp. II(7)	6,605	68
Colombier Acquisition Corp. III(7)	2,659	27
Columbus Circle Capital Corp. II(7)	4,395	44
Copley Acquisition Corp. Class A(7)	7,285	75
Crane Harbor Acquisition Corp. II(7)	1,569	16
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares/Units	Value
Crown Reserve Acquisition Corp. I(7)	7,931	$80
Crown Reserve Acquisition Corp. I Class A(7)	45,008	451
CSLM Digital Asset Acquisition Corp. III Ltd.(7)	12,725	129
CSLM Digital Asset Acquisition Corp. III Ltd. Class A(7)	20,053	201
Daedalus Special Acquisition Corp.(7)	4,480	45
Drugs Made In America Acquisition Corp.(7)	16,363	172
Drugs Made In America Acquisition II Corp.(7)	16,049	161
Drugs Made In America Acquisition II Corp.(7)	15,750	157
DT Cloud Star Acquisition Corp.(7)	14,736	163
Dune Acquisition Corp. II(7)	11,452	118
Dynamix Corp. III(7)	1,595	16
EGH Acquisition Corp. Class A(7)	2,534	26
Emmis Acquisition Corp. Class A(7)	5,587	56
EQV Ventures Acquisition Corp. II(7)	15,479	157
Eureka Acquisition Corp.(7)	1,571	18
Fact II Acquisition Corp.(7)	4,151	44
Fifth Era Acquisition Corp. I Class A(7)	2,737	28
FIGX Capital Acquisition Corp.(7)	2,669	27
FIGX Capital Acquisition Corp. Class A(7)	27,792	282
Flag Ship Acquisition Corp.(7)	1,674	18
FutureCrest Acquisition Corp.(7)	319	3
Galata Acquisition Corp. II Class A(7)	5,590	56
Gesher Acquisition Corp. II Class A(7)	7,636	79
GigCapital7 Corp. Class A(7)	9,908	106
GigCapital8 Corp. Class A(7)	41,690	416
GigCapital9 Corp.(7)	8,870	89
GigCapital9 Corp. Class A(7)	2,829	28
Globa Terra Acquisition Corp. Class A(7)	92,303	946
Gores Holdings X, Inc. Class A(7)	15,992	163
GP-Act III Acquisition Corp. Class A(7)	5,043	55
Graf Global Corp. Class A(7)	5,746	62
GSR IV Acquisition Corp. Class A(7)	29,334	294
Harvard Ave Acquisition Corp.(7)	19,103	193
Harvard Ave Acquisition Corp. Class A(7)	44,512	446
Haymaker Acquisition Corp. 4(7)	23,539	270
HCM III Acquisition Corp.(7)	786	8
Highview Merger Corp. Class A(7)	5,433	55
Idea Acquisition Corp.(7)	4,395	44
Illumination Acquisition Corp. I(7)	4,349	43
Indigo Acquisition Corp.(7)	7,942	81
Infinite Eagle Acquisition Corp.(7)	1,552	16
Iron Horse Acquisition II Corp.(7)	4,735	47
ITHAX Acquisition Corp. III(7)	7,841	78
Jackson Acquisition Co. II Class A(7)	15,635	166
Jena Acquisition Corp. II Class A(7)	28,822	295
K&F Growth Acquisition Corp. II Class A(7)	5,972	62
Kochav Defense Acquisition Corp. Class A(7)	9,122	94
KRAKacquisition Corp.(7)	1,531	15
LaFayette Acquisition Corp.(7)	6,392	64
Lafayette Digital Acquisition Corp. I(7)	3,131	31
Lake Superior Acquisition Corp.(7)	8,130	82
Lake Superior Acquisition Corp. Class A(7)	6,339	64
Lakeshore Acquisition III Corp.(7)	21,622	223
Launch Two Acquisition Corp. Class A(7)	7,771	83
Launchpad Cadenza Acquisition Corp. I(7)	10,557	105
Leapfrog Acquisition Corp.(7)	3,939	40
Legato Merger Corp. IV(7)	4,640	46
Lightwave Acquisition Corp. Class A(7)	98,911	1,001
Lionheart Holdings Class A(7)	12,681	136
Live Oak Acquisition Corp. V Class A(7)	50,046	520
M Evo Global Acquisition Corp. II(7)	44,694	447
M3-Brigade Acquisition VI Corp.(7)	1,583	16
McKinley Acquisition Corp.(7)	45,981	467
McKinley Acquisition Corp. Class A(7)	23,120	233
	Shares/Units	Value
Mercer Park Opportunities Corp.(7)	8,532	$89
Meshflow Acquisition Corp.(7)	10,989	109
Miluna Acquisition Corp. Class A(7)	13,941	140
Mountain Lake Acquisition Corp. Class A(7)	8,018	84
Mountain Lake Acquisition Corp. II(7)	18,841	187
MOZAYYX Acquisition Corp.(7)	5,798	58
Muzero Acquisition Corp.(7)	6,122	61
New Providence Acquisition Corp. III Class A(7)	33,678	346
NewHold Investment Corp. III Class A(7)	6,928	72
NMP Acquisition Corp. Class A(7)	15,908	162
Oak Woods Acquisition Corp. Class A(7)	46,268	564
Origin Investment Corp. I(7)	7,976	81
OTG Acquisition Corp. I(7)	3,991	41
Oxley Bridge Acquisition Ltd. Class A(7)	102,444	1,038
Oyster Enterprises II Acquisition Corp. Class A(7)	48,229	493
Pantages Capital Acquisition Corp.(7)	12,570	132
Perimeter Acquisition Corp. I Class A(7)	4,671	48
Pioneer Acquisition I Corp. Class A(7)	99,045	1,006
Praetorian Acquisition Corp.(7)	4,640	46
ProCap Acquisition Corp.(7)	2,159	22
ProCap Acquisition Corp. Class A(7)	22,561	230
Proem Acquisition Corp. I(7)	3,573	36
Pyrophyte Acquisition Corp. II Class A(7)	7,979	81
Quantumsphere Acquisition Corp.(7)	3,157	32
Quantumsphere Acquisition Corp.(7)	7,942	80
Republic Digital Acquisition Co. Class A(7)	24,192	247
Ribbon Acquisition Corp.(7)	87,638	919
Rising Dragon Acquisition Corp.(7)	12,024	126
Roman DBDR Acquisition Corp. II(7)	5,258	55
SC II Acquisition Corp. Class A(7)	15,589	156
Silicon Valley Acquisition Corp.(7)	5,539	56
Silver Pegasus Acquisition Corp.(7)	3,900	40
Silver Pegasus Acquisition Corp. Class A(7)	11,163	114
Silverbox Corp. IV Class A(7)	5,560	60
SilverBox Corp. V(7)	3,149	32
SIM Acquisition Corp. I Class A(7)	23,850	256
Sizzle Acquisition Corp. II Class A(7)	25,497	262
Social Commerce Partners Corp.(7)	3,956	40
Solarius Capital Acquisition Corp. Class A(7)	20,408	208
Soren Acquisition Corp.(7)	6,281	62
Soulpower Acquisition Corp. Class A(7)	16,273	167
Space Asset Acquisition Corp.(7)	1,914	19
SPACSphere Acquisition Corp.(7)	14,733	148
Spring Valley Acquisition Corp. III(7)	2,382	25
Starry Sea Acquisition Corp.(7)	11,969	121
Stellar V Capital Corp. Class A(7)	5,935	62
StoneBridge Acquisition II Corp. Class A(7)	2,791	28
Tavia Acquisition Corp.(7)	12,508	132
Thayer Ventures Acquisition Corp. II Class A(7)	8,637	88
Translational Development Acquisition Corp.(7)	57,846	611
UY Scuti Acquisition Corp.(7)	11,082	115
Viking Acquisition Corp. I(7)	2,388	24
Vine Hill Capital Investment Corp. Class A(7)	1,447	15
Voyager Acquisition Corp.(7)	14,578	156
Wen Acquisition Corp. Class A(7)	20,529	209
Westin Acquisition Corp. Class A(7)	7,014	70
White Pearl Acquisition Corp.(7)	44,873	453
White Pearl Acquisition Corp. Class A(7)	7,248	71
Wintergreen Acquisition Corp.(7)	7,939	81
Yorkville Acquisition Corp. Class A(7)	16,336	165
Total Special Purpose Acquisition Companies (Identified Cost $27,965)		28,521

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value
Escrow Notes—0.5%
Financials—0.5%
Altaba, Inc. Escrow(7)(8)	327,452	$442
Total Escrow Notes (Identified Cost $232)		442

Total Long-Term Investments—92.7% (Identified Cost $79,243)		77,533

Short-Term Investments—4.3%
Money Market Mutual Funds—4.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 3.540%)(6)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 3.556%)(6)	1,678,564	1,679
Total Short-Term Investments (Identified Cost $3,579)		3,579

Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(6)(10)	880,000	880
Total Securities Lending Collateral (Identified Cost $880)		880

TOTAL INVESTMENTS—98.0% (Identified Cost $83,702)		$81,992
Other assets and liabilities, net—2.0%		1,666
NET ASSETS—100.0%		$83,658

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to a value of $34,269 or 41.0% of net assets.

(2)	No contractual maturity date.
(3)	All or a portion of security is on loan.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)
Variable rate security. Rate disclosed is as of March 31, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Non-income producing.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Amount is less than $500 (not in thousands).
(10)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
USD	United States Dollar

Country Weightings†
United States	63%
Cayman Islands	34
Austria	2
Virgin Islands(British)	1
Total	100%
† % of total investments as of March 31, 2026.

Forward foreign currency exchange contracts as of March 31, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,693	EUR	1,444	JPM	04/01/26	$25	$—
Total						$25	$—

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2026 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
BlackRock MuniHoldings Fund, Inc.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	07/14/26	$1,380	$(9)	$—	$(9)
BlackRock Muniyield Quality Fund, Inc.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	03/18/27	593	(34)	—	(34)
Blackrock Munyield Quality Fund III, Inc.	Pay	4.250% (0.610% + OBFR)	1 Month	GS	04/06/27	83	(4)	—	(4)
Eaton Vance Floating-Rate Income Trust	Pay	4.020% (0.380% + OBFR)	3 Month	JPM	01/22/27	106	(5)	—	(5)
Franklin Universal Trust (SBI) Mutual Fund	Pay	4.250% (0.610% + OBFR)	1 Month	GS	04/06/27	125	(4)	—	(4)
Pershing Square Escrow(3)	Pay	3.761% (0.121% + OBFR)	1 Month	GS	12/01/26	— (4)	— (4)	—	— (4)
Pershing Tontine Spar	Pay	3.761% (0.121% + OBFR)	1 Month	GS	12/01/26	—	— (4)	— (4)	—
Total							$(56)	$— (4)	$(56)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$3,141	$—	$3,141	$—
Corporate Bonds and Notes	41,124	—	41,124	—
Leveraged Loans	2,162	—	2,162	—
Equity Securities:
Closed-End Funds	1,006	1,006	—	—
Preferred Stock	1,060	1,060	—	—
Common Stocks	5	—	5	— (1)
Rights	27	27	—	—
Warrants	45	45	—	— (1)
Special Purpose Acquisition Companies	28,521	26,071	2,450	—
Escrow Notes	442	—	—	442
Money Market Mutual Funds	3,579	3,579	—	—
Securities Lending Collateral	880	880	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	25	—	25	—
Over-the-Counter Total Return Swaps*	— (2)	—	— (2)	—
Total Assets	82,017	32,668	48,907	442
Liabilities:
Other Financial Instruments:
Over-the-Counter Total Return Swaps*	(56)	—	(56)	— (2)
Total Liabilities	(56)	—	(56)	— (2)
Total Investments	$81,961	$32,668	$48,851	$442

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $442 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common stocks	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2025:	$—	$— (a)	$— (a)	$—	$—
Transfers into Level 3(c)	442	—	—	442	— (b)
Balance as of March 31, 2026	$442	$— (a)	$— (a)	$442	$— (b)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500 (not in thousands).
(c) Transfers into and/or from represent the ending value as of March 31, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER CREDIT EVENT FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.